FINANCIAL ASSETS	12 Months Ended
Jun. 30, 2018
Financial assets other [abstract]
Disclosure of financial assets other total [text block]

24

FINANCIAL ASSETS

SIGNIFICANT ACCOUNTING JUDGEMENTS

The assessment to define the accounting policy and subsequent classification of the long-term receivable requires the exercise of significant judgement of the outcome of future events that are not wholly under the control of the Group.

The judicial proceedings that impacts on the long-term receivable are inherently complex legal issues that are subject to uncertainties and complexities and are subject to interpretation.

SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES

The fair value determination of the long-term receivable is determined using assumptions and estimates that are inherently uncertain and can change materially over time.

These assumptions and estimates include estimating the timing of concluding on the main application, the ultimate settlement terms, the discount rate applied and the credit risk assessment for impairment purposes.

ACCOUNTING POLICIES

Investment in other entities

The Group’s listed and unlisted investments in equity securities are classified as available-for-sale financial assets. These assets are initially recognised at fair value plus any directly attributable transaction costs. Subsequent to initial recognition they are measured at fair value and changes therein, other than impairment losses, are recognised in OCI.

Long-term receivable

The long-term receivable is a non-derivative financial asset categorised as loans and receivables.

The asset is initially measured at fair value and any difference between the face value of payments made and the fair value of the long-term receivable on initial recognition are recognised in profit or loss as a finance expense.

Subsequent to initial recognition, the long-term receivable is measured at amortised cost using the effective interest method less any impairment losses. Unwinding of the carrying value is accounted for as a finance income.

Impairment

A financial asset not classified at fair value through profit or loss is assessed at each reporting date to determine whether there is any objective evidence (e.g. delinquency of a debtor and indications that a debtor will enter bankruptcy) that it is impaired. A financial asset is considered to be impaired if objective evidence indicates that one or more events have had a negative effect on the estimated future cash flows of that asset.

Any impairment losses are recognised in the statement of profit or loss.

Amounts in R million	Note	2018	2017

Investments in other entities	24.1	9.4	8.8
Long-term receivable	24.2	19.3	-
Total financial assets		28.7	8.8

24.1	INVESTMENTS IN OTHER ENTITIES

	Amounts in R million	Shares held	% held	2018	2017

	Listed investments (Fair value hierarchy Level 1):			9.2	8.6
	West Wits Mining Limited ("WWM")	47 812 500	6.7%	9.2	8.6

	Unlisted investments (Fair value hierarchy Level 3):			0.2	0.2
	Rand Refinery Proprietary Limited ("Rand Refinery") (a)	44 438	11.0%	-	-
	Guardrisk Insurance Company Limited (Cell Captive A170) (b)	20	#	0.1	0.1
	Chamber of Mines Building Company Proprietary Limited	30 160	3.0%	0.1	0.1
	Rand Mutual Assurance Company Limited	1	#	-	-

				9.4	8.8
	Fair value adjustment on available for sale financial assets recognised in OCI			0.6	(0.3)
	# Represents a less than 1% shareholding.
	(b) Class A 170 shares are held in Guardrisk Insurance Company Limited that entitles the holder to 100% of the residual net equity of the Cell Captive A 170 after settlement of the reimbursive right.

24 FINANCIAL ASSETS continued

24.1 INVESTMENT IN OTHER ENTITIES continued

(a) Rand Refinery

The estimated fair value of the investment in Rand Refinery shares remains de minimis due to the uncertainty regarding Rand Refinery's future free cash flows and the lack of marketability of the shares held.

MARKET RISK

Other market price risk

Equity price risk arises from changes in quoted market prices of listed investments as well as changes in the fair value of unlisted investments due to changes in the underlying net asset values.

FAIR VALUE OF FINANCIAL INSTRUMENTS

Listed investments

The fair value of listed investments are determined by reference to published price quotations from recognised securities exchanges and constitute level 1 instruments on the fair value hierarchy.

Unlisted investments

The valuations are based on either the net asset values of these companies, or the consideration of unobservable financial information which is compared to information available in the market regarding other market participants' view on the value of the company and constitute level 3 instruments on the fair value hierarchy.

24.2

LONG-TERM RECEIVABLE

Payments were made under protest to the Municipality (refer note 25) amounting to R 27.4 million (excluding VAT), consisting of an initial payment of R22.5 million as well as subsequent payments of R4.9 million comprising the difference between the J-tariff and the Eskom tariff. The initial payment was made from cash held in escrow relating to the electricity tariff dispute with Ekurhuleni Metropolitan Municipality (refer note 12).

The long-term receivable resulting from these payments was initially recognised at fair value of R18.6 million, resulting in a fair value adjustment at initial recognition of R8.8 million, accounted for as finance expense (refer note 7).

The long-term receivable constitutes a level 3 instrument on the fair value hierarchy. The fair value was determined using the income approach present value technique. The calculation was based on the following assumptions:

  discount rate: 11.68% representing the Municipality maximum cost of borrowing on bank loans as disclosed in their June 30, 2017 annual report; and
  discount period: 3 years representing management’s best estimate of the date of conclusion of the Main Application.

During the year, an unwinding of R0.7 million was recognised, accounted for as finance income (refer note 6).

CREDIT RISK

The Group is exposed to credit risk on the total carrying value of the long-term receivable. The credit risk was considered in the determination of the fair value at initial recognition by discounting the payments made over the estimated period until the conclusion of the Main Application using the Municipality’s incremental cost of borrowing.

The Group manages the credit risk by regularly monitoring the events surrounding the outcome of the Main Application and assessing the long-term receivable for recoverability.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying value of the payments made resulting in the other long-term receivable is adjusted to its fair value on an ongoing basis by initially discounting and subsequently unwinding over the estimated period until the expected conclusion of the Main Application using the Municipality’s incremental cost of borrowing.